UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2003
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ivory Investment Management, L.P.
           --------------------------------------------------
Address:   100 Wilshire Blvd., Suite 1830
           --------------------------------------------------
           Santa Monica, CA  90401
           --------------------------------------------------

Form 13F File Number:  028-06191
                       ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher T. Winkler
           --------------------------------------------------
Title:     Chief Operating Officer
           --------------------------------------------------
Phone:     310-899-7300
           --------------------------------------------------

Signature, Place, and Date of Signing:

      /s/ Christopher T. Winkler        Santa Monica, CA            8/12/03
     ---------------------------   ------------------------------  ----------
           [Signature]                    [City, State]             [Date]


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Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                      2
                                               -------------

Form 13F Information Table Entry Total:                34
                                               -------------

Form 13F Information Table Value Total:          $115,044
                                               -------------
                                               (in thousands)


List of Other Included Managers:
1. Ivory Opportunity Advisors, LLC
2. Ivory Capital Advisors, LLC
3.
4.


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.      Form 13F File Number               Name



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

                                                      Form 13F INFORMATION TABLE
              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
AGCO Corporation                   Common      001084102     2,135          125,000         SOLE          125,000
AOL Time Warner Inc.               Common      00184A105     4,184          260,000         SOLE          260,000
Astoria Financial Corporation      Common      046265104     6,284          225,000         SOLE          225,000
Celestica Inc.                     Common      15101Q108     1,576          100,000         SOLE          100,000
Cendant Corp                       Common      151313103     7,328          400,000         SOLE          400,000
CSK Auto Corp                      Common      125965103     7,225          500,000         SOLE          500,000
EMCOR Group, Inc.                  Common      29084Q100     2,468           50,000         SOLE           50,000
Halliburton Co                     Common      406216101     4,600          200,000         SOLE          200,000
Hayes Lemmerz International        Common      420781304     2,925          250,000         SOLE          250,000
Hewitt Associates, Inc.            Common      42822Q100     2,355          100,000         SOLE          100,000
Hudson Highland Group, Inc.        Common      443792106     4,862          257,500         SOLE          257,500
Instinet Group Inc                 Common      457750107     5,172        1,107,400         SOLE        1,107,400
Int'l Business Machines Corp.      Common      459200101     4,125           50,000         SOLE           50,000
Kansas City Southern               Common      485170302     2,406          200,000         SOLE          200,000
Liberty Media Corp.                Com Ser A   530718105     2,890          250,000         SOLE          250,000
McDonald's Corporation             Common      580135101     1,103           50,000         SOLE           50,000
Metro One Telecommunic.            Common      59163F105     2,575          500,000         SOLE          500,000
Moore Wallace Incorporated         Common      615857109     5,872          400,000         SOLE          400,000
Network Associates, Inc.           Common      640938106     2,536          200,000         SOLE          200,000
Northrop Grumman Corporation       Common      666807102     4,746           55,000         SOLE           55,000
OmniVision Technologies            Common      682128103     1,557           50,000         SOLE           50,000
Optimal Robotics Corp.             CL A New    68388R208       109           15,000         SOLE           15,000
Overture Services, Inc.            Common      69039R100     1,813          100,000         SOLE          100,000
Quiklogic Corp                     Common      74837P108       161           50,000         SOLE           50,000
Sonicwall                          Common      835470105       243           50,000         SOLE           50,000
Stage Stores, Inc.                 Com New     85254C305     4,700          200,000         SOLE          200,000
Sycamore Networks, Inc.            Common      871206108     2,865          750,000         SOLE          750,000
Tenet Healthcare Corp.             Common      88033G100     4,777          410,000         SOLE          410,000
Terex Corporation New              Common      880779103     3,484          178,500         SOLE          178,500
Texas Genco Holdings Inc           Common      882443104     3,574          153,700         SOLE          153,700
Transwitch                         Common      894065101       136          100,000         SOLE          100,000
Tyco International Ltd. New        Common      902124106     3,796          200,000         SOLE          200,000
Ultra Petroleum Corp.              Common      903914109     8,392          650,000         SOLE          650,000
Westell Technologies Inc.          CL A        957541105     2,070          250,000         SOLE          250,000



         34 TOTAL DATA RECORDS                             115,044


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NOTE:

  The limited contents of Forms 13F cannot be used as a basis of determining actual or prospective investment performance, and any attempt to use such information may be materially misleading.